GOING CONCERN (Details Narrative) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended				49 Months Ended	52 Months Ended
	Dec. 31, 2009	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013	Mar. 31, 2014
Going Concern [Line Items]
Net Loss	$ 5,555	$ 10,212,016	$ 871,939	$ 6,402,638	$ 2,362,922	$ 300,542	$ 38,600	$ 9,110,257	$ 19,322,273